Earnings / (Loss) per share, detail (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income/ (loss)	$ (52,895)	$ 3,819	$ (149,014)
Weighted average number of common shares outstanding	9,450,555	427,333	1,478
Total shares outstanding	9,450,555	427,361	1,478
Earnings / (Loss) per common share	$ (5.6)	$ 8.94	$ (100,821.38)
Earnings / (Loss) per common share	$ (5.6)	$ 8.94	$ (100,821.38)
Earnings Loss Per Share Diluted [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income/ (loss)	$ (52,895)	$ 3,819	$ (149,014)
Net income / (loss) available to common stockholders	$ (52,895)	$ 3,819	$ (149,014)
Weighted average number of common shares outstanding	9,450,555	427,333	1,478
Effect of dilutive shares	0	28	0
Total shares outstanding	9,450,555	427,361	1,478
Earnings / (Loss) per common share	$ (5.6)	$ 8.94	$ (100,821.38)
Earnings Loss Per Share Basic [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income/ (loss)	$ (52,895)	$ 3,819	$ (149,014)
Net income / (loss) available to common stockholders	$ (52,895)	$ 3,819	$ (149,014)
Weighted average number of common shares outstanding	9,450,555	427,333	1,478
Effect of dilutive shares	0	0	0
Earnings / (Loss) per common share	$ (5.6)	$ 8.94	$ (100,821.38)